Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 6,636		$ 2,742		$ 3,456	$ 8,184
Marketable securities	401		6,413		21,036
Liabilities
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	(28,135)		18,384
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	(1,991)
Cash and Cash Equivalents [Member]
Liabilities
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	0		0
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	0
Gain (Loss) on Fair Value Hedges Recognized in Earnings	0
Marketable Securities [Member]
Liabilities
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	0		0
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	0
Gain (Loss) on Fair Value Hedges Recognized in Earnings	0
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	6,636		2,742
Marketable securities	401		6,413
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	0		0
Marketable securities	0		0
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents	0		0
Marketable securities	0		0
Acquisition Liability Contingent Consideration [Member]
Liabilities
Business Acquisition Contingent Consideration Net	37,991	[1]	24,063	[1]
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	(14,768)	[1]	9,012	[1]
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	0	[1]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	(14,768)	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	0	[1]	0	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	0	[1]	0	[1]
Acquisition Liability Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	37,991	[1]	24,063	[1]
Acquisition Liability Note [Member]
Liabilities
Business Acquisition Contingent Consideration Net	10,405	[2]	5,713	[2]
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	(5,027)	[2]	(86)	[2]
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	0	[2]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	(5,027)	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	0	[2]	0	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	0	[2]	0	[2]
Acquisition Liability Note [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	10,405	[2]	5,713	[2]
Acquisition Liability Warrant Consideration [Member]
Liabilities
Business Acquisition Contingent Consideration Net	10,497	[3]	2,157	[3]
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	(8,340)	[3]	9,908	[3]
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	0	[3]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	(8,340)	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	0	[3]	0	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	0	[3]	0	[3]
Acquisition Liability Warrant Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	10,497	[3]	2,157	[3]
Deerfield Royalty Agreement [Member]
Liabilities
Business Acquisition Contingent Consideration Net	4,590	[4]
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	0	[4]
Financial Gain Loss On Fair Value Hedges Recognized In Earnings	(1,991)	[4]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	(1,991)	[4]
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	4,590	[4]
Broadfin Royalty Agreement [Member]
Liabilities
Business Acquisition Contingent Consideration Net	2,187	[5]
Operational Gain Loss On Fair Value Hedges Recognized In Earnings	0	[5]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	0	[5]
Broadfin Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Business Acquisition Contingent Consideration Net	$ 2,187	[5]

[1]	Acquisition liability deferred consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 16 Long Term Debt). The fair value of the deferred consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.
[2]	Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 16 Long Term Debt).
[3]	Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 16 Long Term Debt).
[4]	Deerfield Royalty agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (see Note 16 Long Term Debt).
[5]	Broadfin Royalty agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (see Note 16 Long Term Debt).